INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

NOTE 15 – INCOME TAXES

The Company recorded no provision for income taxes for the years ended December 31, 2022 and 2021.

The following is a reconciliation between actual tax expense (benefit) and income taxes computed by applying the U.S. federal income tax rate of 21% to income from continuing operations before income taxes for the years ended December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Tax expense (benefit), computed at expected tax rates	$(3,825,964)	$(966,854)
Nondeductible expenses / changes in prior estimates	(2,675,301)	-
Change in valuation allowance	6,501,265	966,854
Total	$-	$-

 Tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred liabilities are presented below:

	December 31	December 31,
	2022	2021
Deferred tax assets (liabilities):
Net operating tax loss carryforwards	$14,088,596	$9,601,492
Depreciation, depletion and amortization	609,386	608,206
(Income) loss from equity interests	4,386,759	2,399,766
Stock-based compensation	651,652	625,664
Bad debt reserve	535,034	535,034
Total deferred tax assets (liabilities)	20,271,427	13,770,162
Less: valuation allowance	(20,271,427)	(13,770,162)
Total	$-	$-

The above estimates are based on management’s decisions concerning certain elections which could change the relationship between net income and taxable income.

Management decisions are made annually and could cause the estimates to vary significantly. As of December 31, 2022, the Company revised the estimate of its deferred tax asset, and corresponding valuation allowance, for prior years in the amount of $2,675,301.

The Company experienced an “ownership change” within the meaning of IRC Section 382 during the year ended March 31, 2017. As a result, certain limitations apply to the annual amount of net operating losses that can be used to offset post ownership change taxable income. The Company has estimated that $44.5 million of its pre-ownership change net operating loss could potentially be lost due to the IRC Section 382 limitation for the year ended March 31, 2017. This amount may increase if the Company experiences another ownership change(s) since the last ownership change. However, the income tax effect of those ownership change(s) should be nil as the Company had recorded a full valuation allowance against its deferred assets. As of December 31, 2022, there have not been any additional ownership changes that the Company believes would lead to further IRC Section 382 limitations.

At December 31, 2022 and 2021, the Company had estimated net operating loss carryforwards for federal income tax purposes of approximately $67.1 million and $58.5 million, respectively, adjusted for the ownership change limitation discussed above, which will begin to expire, if not previously used, beginning in the fiscal year 2028. A valuation allowance has been established for the entire amount of the deferred tax assets for the year ended December 31, 2022 and 2021.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the 2017 Tax Cuts and Jobs Act (“2017 Tax Reform”). The 2017 Tax Reform significantly revised the future ongoing U.S. corporate income tax by, among other things, lowering U.S. corporate income tax rates and implementing a territorial tax system. The Company has reasonably estimated the effects of the 2017 Tax Reform and recorded provisional amounts in the consolidated financial statements as of March 31, 2018. This amount is primarily comprised of the re-measurement of federal net deferred tax liabilities resulting from the permanent reduction in the U.S. statutory corporate tax rate to 21%, from 34%. The Company will continue to monitor additional guidance issued by the U.S. Treasury Department, the IRS, and other standard-setting bodies, so we may make adjustments to the provisional amounts (if any). However, management’s opinion is that future adjustments due to the 2017 Tax Reform should not have a material impact on the Company’s provision for income taxes.

On March 27, 2020, President Trump signed into law the “Coronavirus Aid, Relief, and Economic Security Act” (“CARES ACT”). The CARES Act, among other things, includes provisions relating to net operating loss (“NOL”) carryback periods. The Company is evaluating the impact, if any, that the CARES Act may have on the Company’s future operations, financial position, and liquidity in fiscal year 2021. At this time, the Company does not expect to realize the benefits of the NOL carryback provisions.

The Company files income tax returns for federal and state purposes. Management believes that with few exceptions, the Company is not subject to examination by United States tax authorities for periods prior to 2018.